Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Stock-Based Compensation
8.	Stock-Based Compensation

Talen Energy grants share-based compensation to eligible participants under the Talen Energy stock incentive plan (SIP). Under the SIP, restricted shares of Talen Energy stock, restricted stock units, performance units, stock options and stock appreciation rights may be granted to officers and other key employees. Awards under the plan are made by the Compensation, Governance and Nominating Committee (CGNC) of the Talen Energy Board of Directors.

The total number of shares which may be issued under the plan is 5,630,000 and the maximum number of shares for which stock options may be granted is 2,000,000. Shares delivered under the SIP may be in the form of authorized and unissued Talen Energy common stock or common stock held in treasury by Talen Energy.

Restricted Stock Units

Restricted stock units are awards based on the fair value of Talen Energy common stock on the date of grant. Actual Talen Energy common shares will be issued upon completion of a vesting period, generally three years. Substantially all restricted stock unit awards are expected to vest.

The fair value of restricted stock units granted is recognized as compensation expense on a straight-line basis over the service period or through the date the employee reaches retirement eligibility. The fair value of restricted stock units granted to retirement-eligible employees is recognized as compensation expense immediately upon the date of grant. Restricted stock units are subject to forfeiture or accelerated payout under the SIP provisions for termination, retirement, disability and death of employees. Restricted stock units vest fully, in certain situations, as defined by the SIP. The total restricted stock units granted through June 30, 2015 was 255,704 and the grant date fair value per share was $18.98.

Stock Options

Stock options have been granted with an option exercise price per share not less than the fair value of Talen Energy’s common stock on the date of grant. Options become exercisable in equal installments over a three-year service period beginning one year after the date of grant, assuming the individual is still employed by Talen Energy or a subsidiary. The CGNC has discretion to accelerate the exercisability of the options. All options expire no later than ten years from the grant date. The options become exercisable immediately in certain situations, as defined by the SIP. The fair value of options granted is recognized as compensation expense on a straight-line basis over the service period or through the date the employee reaches retirement eligibility. Substantially all stock option awards are expected to vest. The fair value of options granted to retirement-eligible employees is recognized as compensation expense immediately upon the date of grant. Stock options granted through June 30, 2015 were 991,101 and the grant date fair value per share was $4.91.

The fair value of each option granted is estimated using a Black-Scholes option-pricing model. Talen Energy uses a risk-free interest rate, expected option life and expected volatility to value its stock options. The risk-free interest rate reflects the yield for a U.S. Treasury Strip available on the date of grant with constant rate maturity approximating the option’s expected life. Expected life was calculated using the simplified method described in SEC Staff Accounting Bulletin (SAB) 107/110 (updated by SAB 110). Expected volatility is derived from the volatility of a peer group selected by management as Talen Energy’s common stock does not have a trading history.

The assumptions used in the model were:

Risk-free interest rate	2.05%
Expected option life	6.00 years
Expected stock volatility	21.55%

Compensation Expense

Prior to the spinoff, restricted shares of PPL common stock, restricted stock units, performance units and stock options were granted to officers and other key employees of Talen Energy. At December 31, 2014, these employees of Talen Energy had 1,457,900 of unvested shares of restricted stock and restricted stock units, 291,492 of performance units and 2,745,016 of outstanding stock options. These awards and restricted stock and stock options granted to these employees in 2015 prior to the spinoff by PPL, were accelerated for vesting purposes. See Note 1 for information on the recording of expense related to this acceleration. For the six months ended June 30, 2015, compensation expense for these awards, excluding the acceleration, but including an allocation of PPL Services’ compensation expense for similar awards, was $18 million.

The six months ended June 30, 2015 includes compensation expense of $2 million for Talen Energy restricted stock units and stock options accounted for as equity awards.

See Note 1 for additional information on the spinoff from PPL.

PPL Energy Supply LLC [Member]
Stock-Based Compensation
6.	Stock-Based Compensation

PPL has several stock-based compensation plans for purposes of granting stock options, restricted stock, restricted stock units and performance units in which PPL Energy Supply participates.

In 2012, PPL shareowners approved the PPL SIP. This new equity plan replaces the PPL ICP and incorporates the following changes:

•	Eliminates the potential to pay dividend equivalents on stock options.

•	Eliminates the automatic lapse of restrictions on all equity awards in the event of a “potential” change in control and requires that a termination of employment occur in the event of a change in control before restrictions lapse.

•	Changes the treatment of outstanding stock options upon retirement to limit the exercise period to the earlier of the end of the term (ten years from grant) or five years after retirement.

To further align the executives’ interests with those of PPL shareowners, this plan provides that each restricted stock unit entitles the executive to accrue additional restricted stock units equal to the amount of quarterly dividends paid on PPL stock. These additional restricted stock units would be deferred and payable in shares of PPL common stock at the end of the restriction period. Dividend equivalents on restricted stock unit awards granted under the ICP and ICPKE are currently paid in cash when dividends are declared by PPL.

Under the ICP, SIP and the ICPKE (together, the “Plans”), restricted shares of PPL common stock, restricted stock units, performance units and stock options may be granted to officers and other key employees of PPL Energy Supply and other affiliated companies. Awards under the Plans are made by the Compensation, Governance and Nominating Committee (CGNC) of the PPL Board of Directors, in the case of the ICP and SIP, and by the PPL Corporate Leadership Council (CLC), in the case of the ICPKE.

The following table details the award limits under each of the plans.

				Annual Grant Limit For Individual Participants – Performance Based Awards
Plan	Total Plan Award Limit (Shares)	Annual Grant Limit Total As % of Outstanding PPL Common Stock On First Day of Each Calendar Year	Annual Grant Limit Options (Shares)	For awards denominated in shares (Shares)	For awards denominated in denominated in cash (in dollars)
ICP (a)	15,769,431	2%	3,000,000
SIP	10,000,000		2,000,000	750,000	$15,000,000
ICPKE	14,199,796	2%	3,000,000

(a)	Applicable to outstanding awards granted from January 27, 2006 to January 26, 2012. During 2012, the total plan award limit was reached and the ICP was replaced by the SIP.

Any portion of these awards that has not been granted may be carried over and used in any subsequent year. If any award lapses, is forfeited or the rights of the participant terminate, the shares of PPL common stock underlying such an award are again available for grant. Shares delivered under the Plans may be in the form of authorized and unissued PPL common stock, common stock held in treasury by PPL or PPL common stock purchased on the open market (including private purchases) in accordance with applicable securities laws.

Restricted Stock and Restricted Stock Units

Restricted shares of PPL common stock are outstanding shares with full voting and dividend rights. Restricted stock awards are granted as a retention award for select key executives and vest when the recipient reaches a certain age or meets service or other criteria set forth in the executive’s restricted stock award agreement. The shares are subject to forfeiture or accelerated payout under plan provisions for termination, retirement, disability and death of employees. Restricted shares vest fully, in certain situations, as defined by each of the Plans.

The Plans allow for the grant of restricted stock units. Restricted stock units are awards based on the fair value of PPL common stock on the date of grant. Actual PPL common shares will be issued upon completion of a vesting period, generally three years.

The fair value of restricted stock and restricted stock units granted is recognized on a straight-line basis over the service period or through the date at which the employee reaches retirement eligibility. The fair value of restricted stock and restricted stock units granted to retirement-eligible employees is recognized as compensation expense immediately upon the date of grant. Recipients of restricted stock units may also be granted the right to receive dividend equivalents through the end of the restriction period or until the award is forfeited. Restricted stock and restricted stock units are subject to forfeiture or accelerated payout under the plan provisions for termination, retirement, disability and death of employees. Restricted stock and restricted stock units vest fully, in certain situations, as defined by each of the Plans.

The weighted-average grant date fair value of restricted stock and restricted stock units granted for PPL Energy Supply was:

2014	2013	2012
$31.70	$30.42	$28.29

Restricted stock and restricted stock unit activity for PPL Energy Supply for 2014 was:

	Restricted Shares/Units	Weighted- Average Grant Date Fair Value Per Share
Nonvested, beginning of period	1,343,404	$28.71
Transferred	70,298	27.43
Granted	465,238	31.70
Vested	(395,740)	26.19
Forfeited	(25,300)	30.54
Nonvested, end of period	1,457,900	30.13

Substantially all restricted stock and restricted stock unit awards are expected to vest.

The total fair value of restricted stock and restricted stock units vesting for PPL Energy Supply for the years ended December 31 was:

2014	2013	2012
$10	$7	$6

Performance Units

Performance units are intended to encourage and reward future corporate performance. Performance units represent a target number of shares (Target Award) of PPL’s common stock that the recipient would receive upon PPL’s attainment of the applicable performance goal. Performance is determined based on total shareowner return during a three-year performance period. At the end of the period, payout is determined by comparing PPL’s performance to the total shareowner return of the companies included in the Philadelphia Stock Exchange Utility Index. Awards are payable on a graduated basis based on thresholds that measure PPL’s performance relative to peers that comprise the applicable index on which each years’ awards are measured. Awards can be paid up to 200% of the Target Award or forfeited with no payout if performance is below a minimum established performance threshold. Dividends payable during the performance cycle accumulate and are converted into additional performance units and are payable in shares of PPL common stock upon completion of the performance period based on the determination of the CGNC of whether the performance goals have been achieved. Under the plan provisions, performance units are subject to forfeiture upon termination of employment except for retirement, disability or death of an employee, in which case the total performance units remain outstanding and are eligible for vesting through the conclusion of the performance period.

Beginning in 2014, the fair value of performance units granted to retirement-eligible employees is recognized as compensation expense on a straight-line basis over a one-year period, the minimum vesting period required for an employee to be entitled to payout of the awards. For employees who are not retirement-eligible, compensation expense is recognized over the shorter of the three-year performance period or the period until the employee is retirement-eligible, with a minimum vesting and recognition period of one-year. The fair value of performance units granted in 2013 and 2012 is recognized as compensation expense on a straight-line basis over the three-year performance period. Performance units vest on a pro rata basis, in certain situations, as defined by each of the Plans.

The fair value of each performance unit granted was estimated using a Monte Carlo pricing model that considers stock beta, a risk-free interest rate, expected stock volatility and expected life. The stock beta was calculated comparing the risk of the individual securities to the average risk of the companies in the index group. The risk-free interest rate reflects the yield on a U.S. Treasury bond commensurate with the expected life of the performance unit. Volatility over the expected term of the performance unit is calculated using daily stock price observations for PPL and all companies in the index group and is evaluated with consideration given to prior periods that may need to be excluded based on events not likely to recur that had impacted PPL and the companies in the index group. PPL uses a mix of historic and implied volatility to value awards.

The weighted-average assumptions used in the model were:

	2014	2013	2012
Risk-free interest rate	0.75%	0.36%	0.30%
Expected stock volatility	15.80%	15.50%	19.30%
Expected life	3 years	3 years	3 years

The weighted-average grant date fair value of performance units granted for PPL Energy Supply was:

2014	2013	2012
$34.35	$34.29	$31.40

Performance unit activity for PPL Energy Supply for 2014 was:

	Performance Units	Weighted Average Grant Date Fair Value Per Share
Nonvested, beginning of period	170,609	$32.22
Transferred	27,656	32.12
Granted	138,601	34.35
Vested	(45,374)	29.11

Nonvested, end of period	291,492	33.71

The total fair value of performance units vesting for the year ended December 31, 2014 was insignificant for PPL Energy Supply.

Stock Options

PPL’s CGNC eliminated the use of stock options and changed its long-term incentive mix to 60% performance units and 40% performance-contingent restricted stock units, resulting in 100% performance-based long-term incentive mix for equity awards granted beginning in January 2014.

Under the Plans, stock options had been granted with an option exercise price per share not less than the fair value of PPL’s common stock on the date of grant. Options outstanding at December 31, 2014, become exercisable in equal installments over a three-year service period beginning one year after the date of grant, assuming the individual is still employed by PPL or a subsidiary. The CGNC and CLC have discretion to accelerate the exercisability of the options, except that the exercisability of an option issued under the ICP may not be accelerated unless the individual remains employed by PPL or a subsidiary for one year from the date of grant. All options expire no later than ten years from the grant date. The options become exercisable immediately in certain situations, as defined by each of the Plans. The fair value of options granted is recognized as compensation expense on a straight-line basis over the service period or through the date at which the employee reaches retirement eligibility. The fair value of options granted to retirement-eligible employees is recognized as compensation expense immediately upon the date of grant.

The fair value of each option granted is estimated using a Black-Scholes option-pricing model. PPL uses a risk-free interest rate, expected option life, expected volatility and dividend yield to value its stock options. The risk-free interest rate reflects the yield for a U.S. Treasury Strip available on the date of grant with constant rate maturity approximating the option’s expected life. Expected life is calculated based on historical exercise behavior. Volatility over the expected term of the options is evaluated with consideration given to prior periods that may need to be excluded based on events not likely to recur that had impacted PPL’s volatility in those prior periods. Management’s expectations for future volatility, considering potential changes to PPL’s business model and other economic conditions, are also reviewed in addition to the historical data to determine the final volatility assumption. PPL uses a mix of historic and implied volatility to value awards. The dividend yield is based on several factors, including PPL’s most recent dividend payment, as of the grant date and the forecasted stock price. The assumptions used in the model were:

	2013	2012
Risk-free interest rate	1.15%	1.13%
Expected option life	6.48 years	6.17 years
Expected stock volatility	18.50%	20.60%
Dividend yield	5.00%	5.00%

The weighted-average grant date fair value of options granted for PPL Energy Supply was:

2013	2012
$2.19	$2.51

Stock option activity for PPL Energy Supply for 2014 was:

	Number of Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contracted Term (years)	Aggregate Total Intrinsic Value
Outstanding at beginning of period	2,845,336	$30.47
Transferred	458,800	30.47
Exercised	(559,120)	28.79

Outstanding at end of period	2,745,016	30.84	5.6	$17
Options exercisable at end of period	2,166,150	31.24	5.0	13

Substantially all stock option awards are expected to vest.

Compensation Expense

Compensation expense for restricted stock, restricted stock units, performance units and stock options accounted for as equity awards for PPL Energy Supply was as follows:

2014	2013	2012
$33	$27	$23

The income tax benefit related to above compensation expense for PPL Energy Supply was as follows:

2014	2013	2012
$14	$11	$10

At December 31, 2014, unrecognized compensation expense related to nonvested restricted stock, restricted stock units, performance units and stock option awards for PPL Energy Supply was:

Unrecognized Compensation Expense	Weighted- Average Period for Recognition
$13	1.8 years